SEI Institutional Investments Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Institutional Investments Trust (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information dated September 28, 2011 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), which was filed electronically on September 28, 2011 (Accession No. 0001104659-11-053836 ).

SEI Institutional Investments Trust

By:	/s/ Aaron C. Buser
Aaron C. Buser

Title:	Vice President and Assistant Secretary

Date:	September 30, 2011